PROVISION FOR JUDICIAL LIABILITIES - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 BRL (R$) lawsuit	Dec. 31, 2022 BRL (R$) lawsuit
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Provision balance at the beginning of the period	R$ 3,440,154	R$ 3,433,154
Payments	(24,899)	(79,961)
Write-off	(129,739)	(189,070)
Additions	103,281	228,432
Monetary adjustment	32,747	47,599
Provision balance	3,421,544	3,440,154
Judicial deposits	(246,464)	(183,844)
Provision balance at the end of the period	3,175,080	3,256,310
Tax and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Provision balance at the beginning of the period	419,915	477,096
Payments	(1,192)	(14,948)
Write-off	(4,968)	(71,446)
Additions	29,147	14,036
Monetary adjustment	13,158	15,177
Provision balance	456,060	419,915
Judicial deposits	(145,567)	(149,951)
Provision balance at the end of the period	R$ 310,493	R$ 269,964
Number of administrative proceedings and lawsuits | lawsuit	30	31
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Provision balance at the beginning of the period	R$ 255,805	R$ 178,925
Payments	(22,839)	(44,516)
Write-off	(28,652)	(53,211)
Additions	62,979	157,562
Monetary adjustment	10,700	17,045
Provision balance	277,993	255,805
Judicial deposits	(77,101)	(12,270)
Provision balance at the end of the period	R$ 200,892	R$ 243,535
Number of lawsuits | lawsuit	1,176	1,176
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Provision balance at the beginning of the period	R$ 118,729	R$ 82,592
Payments	(868)	(20,497)
Write-off	(7,507)	(15,577)
Additions	11,155	56,834
Monetary adjustment	8,889	15,377
Provision balance	130,398	118,729
Judicial deposits	(23,796)	(21,623)
Provision balance at the end of the period	R$ 106,602	R$ 97,106
Number of lawsuits | lawsuit	77	66
Contingent liabilities assumed | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Provision balance at the beginning of the period	R$ 2,645,705	R$ 2,694,541
Write-off	(88,612)	(48,836)
Provision balance	2,557,093	2,645,705
Provision balance at the end of the period	2,557,093	2,645,705
Tax contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	2,410,363	2,448,564
Civil contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 146,730	R$ 197,141